CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 9,873	$ 6,942		$ 12,889
Accounts receivable, net	14,567	13,572		6,619
Inventory, net	22,309	20,843		3,580
Other current assets (includes $123 and $483 due from related parties as of December 31, 2020 and 2019, respectively)	6,587	7,920		5,710
Total current assets	53,336	49,277		28,798
Energy storage systems, net	119,842	123,703		131,569
Contract origination costs, net	10,981	10,404		8,608
Goodwill	1,666	1,739		1,695	$ 1,625
Intangible assets, net	12,170	12,087		10,695
Other noncurrent assets	14,395	8,640		6,682
Total assets	212,390	205,850		188,047
Current liabilities:
Accounts payable	21,721	13,749		12,691
Accrued liabilities	17,084	16,072		7,307
Accrued payroll	6,512	5,976		5,573
Notes payable, current portion	36,182	33,683		28,895
Convertible promissory notes (includes $45,271 and $24,102 due to related parties as of December 31, 2020 and 2019, respectively)	68,868	67,590		34,925
Financing obligation, current portion	18,052	14,914		6,373
Operating Lease, Liability, Current		333		645
Deferred revenue, current	38,762	36,942		10,948
Other current liabilities (includes $399 and $190 due to related parties as of December 31, 2020 and 2019, respectively)	1,069	1,589		2,636
Total current liabilities	208,250	190,515		109,348
Deferred revenue, noncurrent	16,640	15,468		9,780
Asset retirement obligation	4,150	4,137		5,759	6,092
Notes payable, noncurrent	6,418	4,612		6,568
Financing obligation, noncurrent	70,059	73,128		74,640
Lease liability, noncurrent	41	57		390
Total liabilities	467,044	383,259		212,579
Commitments and Contingencies (Note 18)
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	220,955	220,563		231,129	218,931
Stockholders' Deficit
Series 1 convertible preferred stock, $0.00001 par value; 4,305 shares authorized as of December 31, 2020 and 2019; 2,961 shares issued and outstanding as of December 31, 2020 and 2019	0	0
Common stock, $0.000001 par value; 474,728,323 and 386,728,323 authorized as of December 31, 2020 and 2019, respectively; 11,228,371 and 9,392,682 issued and outstanding as of December 31, 2020 and 2019, respectively	0	0
Additional paid-in capital	14,726	10,061		3,339
Accumulated other comprehensive (loss) income	59	(192)		54
Accumulated deficit	(490,394)	(407,841)		(259,054)
Total stockholders' deficit	(475,609)	(397,972)	$ (264,867)	(255,661)	$ (210,041)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 212,390	205,850		188,047
Energy Storage Systems
Current assets
Energy storage systems, net		91,593		98,358
Current liabilities:
Deferred revenue, current		3,713		3,507
Deferred revenue, noncurrent		$ 8,265		$ 6,302